S000047073 [Member] Annual Fund Operating Expenses - AB Global Core Equity Portfolio	Jun. 30, 2026
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.02%
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.80%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.79%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.04%